Note 12 - Stock Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Nonvested Share Activity [Table Text Block]
	Number of Non-vested Shares	Fair value of one common share
As of December 31, 2016	0.675	405,000
Vested shares on June 30, 2017	0.125	252
As of December 31, 2017	0.55	2.50
Vested shares on June 30, 2018	0.125	0.95
As of December 31, 2018	0.425	0.82